Derivatives And Hedging Activities (Gains Or Losses Recognized In Accumulated Other Comprehensive Income (AOCI), Net Of Tax, Related To Derivative Instruments) (Details) (USD $)
In Millions, unless otherwise specified
	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Derivative Instruments, Gain (Loss) [Line Items]
Gain (Loss) Recognized in AOCI on Derivatives (Effective Portion)	$ (43)	$ 23	$ 40
Cash Flow Hedging [Member] | Foreign Exchange Contracts [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Gain (Loss) Recognized in AOCI on Derivatives (Effective Portion)	(39)	37	51
Fuel Oil Contracts [Member] | Cash Flow Hedging [Member] | Commodities [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Gain (Loss) Recognized in AOCI on Derivatives (Effective Portion)	2	(1)	23
Interest Rate Contracts [Member] | Cash Flow Hedging [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Gain (Loss) Recognized in AOCI on Derivatives (Effective Portion)	0	0	(8)
Natural Gas Contracts [Member] | Cash Flow Hedging [Member] | Commodities [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Gain (Loss) Recognized in AOCI on Derivatives (Effective Portion)	$ (6)	$ (13)	$ (26)